EMPLOYMENT AND CONSULTING AGREEMENTS (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Sep. 30, 2014
Employment And Consulting Agreements Details Narrative
Consulting expense	$ 87,000	$ 261,000	$ 29,000
Payment to stockholder under counsulting fee	$ 12,000	$ 36,000	$ 4,000
Granted options to purchase		500,000	500,000